Consolidated Statements of Comprehensive Loss	12 Months Ended
	Jan. 31, 2021 CAD ($) $ / shares shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2020 CAD ($) $ / shares shares	Jan. 31, 2019 CAD ($) $ / shares shares
Expenses
Amortization and depreciation of equipment and intangible assets (Notes 8 and 9)	$ 157,760		$ 985,895	$ 900,651
Amortization of right-of-use assets (Note 10)	(69,849)		361,502	235,586
Consulting fees	1,982,846		1,608,692	1,022,055
Due diligence costs	0		0	251,674
Finders fee expense	0		100,000	100,000
Foreign exchange (gain) loss	(39,050)		38,057	24,208
General and administrative	1,743,415		923,877	1,297,802
Lease liability expense (Note 10)	479,164		347,445	155,049
Licensing fees	0		40,029	79,008
Professional fees	1,447,202		1,707,892	930,879
Promotion and marketing	185,952		96,641	11,076
Repairs and maintenance	22,808		45,875	301
Research and development	284,700		63,767	364,784
Wages, salaries and employment expenses	1,720,419		3,016,626	1,527,023
Total expenses	7,915,367		9,336,298	6,900,096
Loss from operations	(7,915,367)		(9,336,298)	(6,900,096)
Other income (expenses)
Accretion expense (Note 11)	(33,054)		(380,754)	(1,078,141)
Change in unrealized gains/losses on warrant liabilities (Note 13(a))	(73,885)		0	0
Financial guarantee expense (Notes 10 and 21(c))	(182,200)		0	0
Interest expense	(7,046)		(48,024)	(4,862)
Interest income	265		4,479	4,196
Gain on repayment of promissory note		$ 0	0	8,890
Gain (loss) on sale/abandonment of assets, net (Notes 4 and 5)	804,429		(1,303,278)	0
Loss on extinguishment of convertible debentures (Note 11(a))		$ 0	0	(1,240,773)
Loss on impairment of equipment (Note 8)	0		(3,901)	0
Loss on impairments and write-offs of inventory and other (Note 17(c))	0		(1,466,377)	(8,856)
Loss on impairment of intangible assets (Note 9)	(12,116,908)		(6,625,246)	0
Loss on impairment of loan receivable (Notes 17(a) and 17(b))	0		(213,085)	0
Other	(40,358)		48,382	(35,148)
Settlement of legal claims (Notes 4 and 21(a))	(120,000)		(264,660)	0
Unidentifiable assets acquired (Note 6(a))	(16,666,666)		0	0
Total other income (expenses)	(28,435,423)		(10,252,464)	(2,354,694)
Net loss for the year	(36,350,790)		(19,588,762)	(9,254,790)
Other comprehensive income (loss)
Foreign currency translation adjustment of foreign operations	(62,380)		48,962	123,065
Net comprehensive loss for the year	$ (36,413,170)		$ (19,539,800)	$ (9,131,725)
Net loss per share, basic and diluted | $ / shares	$ (1.34)		$ (1.30)	$ (1.03)
Weighted average shares outstanding, basic and diluted | shares	27,027,028	27,027,028	15,035,909	9,020,139